Deficiency in Stockholders' Equity (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Stock Options Activity
		Weighted Average
	Options	Exercise Price

Outstanding - Beginning of 2019	-	$-
Granted	1,124,410	$0.77
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - December 31, 2019	1,124,410	$0.77

Granted	2,634,500	$0.75
Exercised	-	$-
Cancelled/forfeited	-	$-
Outstanding - December 31, 2020	3,758,910	$0.76

Exercisable at December 31, 2020	3,758,910	$0.76

Weighted average grant date fair value of options during year	2,634,500

Weighted average duration to expiration of outstanding options at December 31, 2020	4.6

Canfield [Member]
Schedule of compensation

On the grant date, total recognized compensation of $160,786 was recorded as salaries and wages.

For the year ended December 31, 2019
Number of shares	300,000
Fair market value per share	$0.54
Stock based compensation recognized	$160,786

Schedule of Valuation Assumptions

The fair value of each option award above is estimated using the Black-Scholes option-pricing model with the following assumptions at the measurement date, which was deemed to be the November 26, 2019 grant date:

Measurement date
Dividend yield	0%
Expected volatility	314.95%
Risk-free interest rate	1.58%
Expected life (years)	2
Stock Price	$0.55
Exercise Price	$0.55

Schedule of Stock Options Activity

A summary of the activity for the Company's stock options is as follows:

	December 31, 2019
	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	0	$0
Granted	300,000	$0.55
Exercised	0	$0
Canceled	0	$0
Outstanding, end of year	300,000	$0.55
Weighted average fair value of options granted		$0.55